Share-Based Payments (Details) - Schedule of earnout shares - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
30 September 2020 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	27,937	57,039
16 February 2021 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	24,908
31 March 2021 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	44,748
Total Earnout Shares [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	97,593
Days from grant date [Member] | 30 September 2020 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	267	88
Days from grant date [Member] | 16 February 2021 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	92
Days from grant date [Member] | 31 March 2021 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	135
Earn out shares from first vesting [Member] | 30 September 2020 grant [Member] | Tranche 1 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	1,019	43,814
Earn out shares from first vesting [Member] | 16 February 2021 grant [Member] | Tranche 1 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	14,582
Earn out shares from first vesting [Member] | 31 March 2021 grant [Member] | Tranche 1 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	25,234
Earn out shares from first vesting [Member] | Total Earnout Shares [Member] | Tranche 1 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	40,835
Earn out shares from second vesting [Member] | 30 September 2020 grant [Member] | Tranche 2 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	17,324	8,511
Earn out shares from second vesting [Member] | 16 February 2021 grant [Member] | Tranche 2 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	6,304
Earn out shares from second vesting [Member] | 31 March 2021 grant [Member] | Tranche 2 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	11,807
Earn out shares from second vesting [Member] | Total Earnout Shares [Member] | Tranche 2 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	35,435
Earn out shares from third vesting [Member] | 30 September 2020 grant [Member] | Tranche 3 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	9,594	4,714
Earn out shares from third vesting [Member] | 16 February 2021 grant [Member] | Tranche 3 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	4,022
Earn out shares from third vesting [Member] | 31 March 2021 grant [Member] | Tranche 3 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	7,707
Earn out shares from third vesting [Member] | Total Earnout Shares [Member] | Tranche 3 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	21,323